LOANS - Financial leasing portfolio - Terms (Details)	12 Months Ended
Dec. 31, 2022
Vehicles and computer equipment [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings, maturity	36
Vehicles and computer equipment [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings, maturity	60
Machinery and equipments [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings, maturity	60
Machinery and equipments [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings, maturity	120
Housing leasing [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings, maturity	120
Housing leasing [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings, maturity	240